Investment Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	$ 604,157,000	$ 675,914,000
Debt Securities, Available-for-Sale, Unrealized Gain	1,031,000	12,591,000
Debt Securities, Available-for-Sale, Unrealized Loss	55,040,000	5,656,000
Available-for-sale Securities, Fair Value Disclosure	550,148,000	682,849,000
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	22,400,000	0
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	318,000,000	335,600,000
AFS Securities Pledged as Collateral - Fair Value	297,000,000	342,600,000
Debt Securities, Available-for-Sale, Realized Loss	161,000,000
Student Loan Pools
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	60,855,000	71,950,000
Debt Securities, Available-for-Sale, Unrealized Gain	12,000	318,000
Debt Securities, Available-for-Sale, Unrealized Loss	1,709,000	256,000
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	102,293,000	139,855,000
Debt Securities, Available-for-Sale, Unrealized Gain	584,000	1,018,000
Debt Securities, Available-for-Sale, Unrealized Loss	3,247,000	1,080,000
Nontaxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	22,537,000	44,758,000
Debt Securities, Available-for-Sale, Unrealized Gain	405,000	5,227,000
Debt Securities, Available-for-Sale, Unrealized Loss	1,632,000	0
Taxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	65,250,000	65,834,000
Debt Securities, Available-for-Sale, Unrealized Gain	0	734,000
Debt Securities, Available-for-Sale, Unrealized Loss	14,480,000	599,000
MBS
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	353,222,000	353,517,000
Debt Securities, Available-for-Sale, Unrealized Gain	30,000	5,294,000
Debt Securities, Available-for-Sale, Unrealized Loss	33,972,000	3,721,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	60,100,000	41,800,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 550,148,000	$ 682,849,000